Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payment arrangements [Abstract]
Disclosure of number and weighted average exercise prices of RSUs and PSUs

	Number of RSUs	Weighted average grant date fair value
Outstanding as of December 31, 2020	—	$—
Granted	851,530	$39.56
Forfeited	(4,100)	$34.46
Outstanding as of December 31, 2021	847,430	$39.59
Granted	3,416,545	$57.09
Forfeited	(314,158)	$55.36
Exercised	(738,387)	$49.51
Outstanding as of December 31, 2022	3,211,430	$54.39

	Number of PSUs	Weighted average grant date fair value
Outstanding as of December 31, 2021	—	$—
Granted	571,277	70.85
Forfeited	(34,082)	$70.91
Outstanding as of December 31, 2022	537,195	$70.91

Schedule of fair value assumptions
The assumptions used to value the Company’s PSUs granted during the period presented and their expected lives were as follows:

December 31, 2022
Expected dividend yield	—
Expected volatility	45.50%
Risk-free interest rate	2.55%
The assumptions used to value the Company’s options granted and their expected lives during 2021, were as follows:

December 31, 2021
Expected volatility	45.00%
Expected term	4.5 years
Risk-free interest rate	0.56%
Estimated ordinary shares valuation	$24.64 - $26.04

Disclosure of number and weighted average exercise prices of share options

	Number of Share options	Weighted average exercise price per Share
Outstanding as of December 31, 2020	22,286,278	$10.04
Granted	995,409	$10.00
Forfeited	(1,532,129)	$10.00
Outstanding as of December 31, 2021	21,749,558	$10.03
Exercised	(14,956,321)	$10.00
Forfeited	(532,634)	$10.00
Outstanding as of December 31, 2022	6,260,603	$10.02
Exercisable balance as of December 31, 2022	4,873,406	$10.02

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about employees’ share options outstanding as of December 31, 2022:

Outstanding
Range of exercise prices	Number Outstanding	Weighted average remaining contractual life (in years)
$10.02	6,250,068	2.13
$19.07	4,515	4.04
$22.54	4,515	4.04
$26.00	1,505	4.04